Employee Benefit Plan - Pension (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Activity in Benefit Plan
Components of net periodic pension benefit related to the Company’s pension plan were as follows for the periods indicated:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(dollars in thousands)	2014	2013	2014	2013

Components of Net Periodic Pension Benefit
Interest cost	$111	$115	$223	$230
Expected return on plan assets	(186)	(176)	(372)	(352)
Amortization of prior service cost	2	2	4	4
Recognized net actuarial loss	-	31	-	62
Net periodic pension benefit	$(73)	$(28)	$(145)	$(56)

Fair Value of Pension Plan Assets by Asset Category
Fair value is discussed in detail in Note 19. The fair value of the Company’s pension plan assets at December 31, 2013 and 2012, by asset category are as follows:

Assets Measured at Fair Value at December 31, 2013 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2013
	(dollars in thousands)
Assets
Cash and due from broker	$21	$—	$—	$21
Equity mutual funds(1)	7,573	—	—	7,573
Fixed income mutual funds(2)	2,406	—	—	2,406
Total assets at fair value	$10,000	$—	$—	$10,000

Assets Measured at Fair Value at December 31, 2012 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2012
	(dollars in thousands)
Assets
Cash and due from broker	$18	$—	$—	$18
Equity mutual funds(1)	7,106	—	—	7,106
Fixed income mutual funds(2)	2,389	—	—	2,389
Total assets at fair value	$9,513	$—	$—	$9,513

(1)
This category includes investments in mutual funds focused on equity securities with a diversified portfolio and includes investments in large cap and small cap funds, growth funds, international focused funds and value funds. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the funds.

(2)
This category includes investments in mutual funds focused on fixed income securities with both short-term and long-term investments. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the funds.

Assets Measured at Fair Value at December 31, 2012 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2012
	(dollars in thousands)
Assets
Cash and due from broker	$18	$—	$—	$18
Equity mutual funds(1)	7,106	—	—	7,106
Fixed income mutual funds(2)	2,389	—	—	2,389
Total assets at fair value	$9,513	$—	$—	$9,513

(1)
This category includes investments in mutual funds focused on equity securities with a diversified portfolio and includes investments in large cap and small cap funds, growth funds, international focused funds and value funds. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the funds.

(2)
This category includes investments in mutual funds focused on fixed income securities with both short-term and long-term investments. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the funds.

Weighted-Average Asset Allocations by Asset Category
The pension plan’s weighted-average asset allocations as of December 31, 2013 and 2012, by asset category are as follows:

	Plan Assets as of December 31,
	2013	2012
Asset Category
Mutual Funds – Fixed Income	24%	25%
Mutual Funds – Equity	76%	75%
Total	100%	100%

Estimated Future Benefit Payments
Estimated future benefit payments, which reflect expected future service, as appropriate, are as follows:

(dollars in thousands)
2014	$455
2015	641
2016	854
2017	1,127
2018	1,022
Years 2019 – 2023	3,195
Total	$7,294

Activity in Benefit Plan
Information pertaining to the activity in the plan, using a measurement date of December 31, is as follows:

(dollars in thousands)	2013	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$11,205	$11,554	$11,127
Interest cost	459	492	606
Actuarial loss (gain)	81	(62)	1,703
Benefits paid	(1,464)	(774)	(2,057)
Change in obligation due to plan change	—	—	135
Settlement (gain) loss	(18)	(5)	40
Benefit obligation at end of year	$10,263	$11,205	$11,554
Change in plan assets
Fair value of plan assets at beginning of year	$9,513	$9,047	$11,306
Actual return on plan assets	1,951	1,240	(202)
Benefits paid	(1,464)	(774)	(2,057)
Fair value of plan assets at end of year	$10,000	$9,513	$9,047
Funded status at the end of year	$(263)	$(1,692)	$(2,507)
Amounts recognized in the consolidated balance sheets at December 31,
Other liability	$(263)	$(1,692)	$(2,507)
Amounts recognized in accumulated other comprehensive income (loss)
Net loss	$583	$2,122	$3,008
Prior service cost	100	121	135
Deferred income tax benefit	(232)	(755)	(1,061)
Amount recognized	$451	$1,488	$2,082
Components of net periodic benefit cost
Interest cost	$459	$492	$606
Expected return on plan assets	(703)	(675)	(895)
Amortization of prior service cost due to curtailment	21	15	—
Recognized net loss due to settlement	208	132	34
Recognized net actuarial loss	124	122	—
Net periodic benefit cost	$109	$86	$(255)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Net (gain) loss	$(1,518)	$(886)	$2,805
Prior service cost	—	—	135
Amortization of prior service cost	(21)	(15)	—
Total recognized in other comprehensive income (loss)	$(1,539)	$(901)	$2,940
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$(1,430)	$(815)	$2,685

(dollars in thousands)	2013	2012	2011
Weighted average assumptions for benefit obligation at end of year
Discount rate	4.35%	4.00%	4.50%
Rate of compensation increase	N/A	N/A	N/A
Weighted average assumptions for net periodic pension cost at end of year
Discount rate	4.00%	4.50%	5.50%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	N/A	N/A	4.00%
Expected future interest crediting rate	3.00%	3.00%	3.00%
Accumulated Benefit Obligation	$10,263	$11,205	$11,554